Earnings Per Share - Schedule of Calculation of the Total Diluted Number of Shares (Detail) - £ / shares shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Basic weighted average number of shares (shares)	9,885	9,912	9,911
Dilutive shares from share options (shares)	0	6	2
Dilutive shares from executive share awards (shares)	80	57	48
Diluted weighted average number of shares (shares)	9,965	9,975	9,961
Basic earnings per share (in GBP per share)	£ 0.175	£ 0.218	£ 0.205
Diluted earnings per share (in GBP per share)	£ 0.174	£ 0.216	£ 0.204